Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Fixed-to-Fixed Reset Rate Junior Subordinated Notes, Series D, due 2056
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-272025) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.